UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
 (Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
 (Address of principal executive offices) (Zip code)

Vadim Avdeychik
Paul Hastings LLP
200 Park Ave.
New York, NY 10166
 (Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.24%
	Auto Components - 1.34%
113,200	Visteon Corp. (a)	$11,553,192
	Banks - 3.80%
894,600	Opus Bank	21,649,320
409,100	State Bank Financial Corp.	11,094,792
		32,744,112
	Capital Markets - 1.11%
414,522	Donnelley Financial Solutions, Inc. (a)	9,517,425
	Chemicals - 2.15%
229,655	Sensient Technologies Corp.	18,494,117
	Commercial Banks - 11.25%
438,900	BancorpSouth, Inc.	13,386,450
266,200	BOK Financial Corp.	22,395,406
272,200	Columbia Banking System, Inc.	10,847,170
897,328	Hilltop Holdings, Inc.	23,518,967
315,600	Synovus Financial Corp.	13,962,144
169,275	UMB Financial Corp.	12,671,927
		96,782,064
	Commercial Services & Supplies - 3.22%
405,710	ABM Industries, Inc.	16,845,079
378,582	Ritchie Bros. Auctioneers, Inc.	10,880,447
		27,725,526
	Communications Equipment - 1.75%
2,051,588	Mitel Networks Corp. (a)	15,079,172
	Computer & Peripherals - 1.63%
500,089	Diebold Nixdorf, Inc.	14,002,492
	Construction & Engineering - 1.34%
757,100	KBR, Inc.	11,523,062
	Diversified Financial Services - 3.07%
707,741	Air Lease Corp.	26,441,204
	Electric Utilities - 2.22%
266,218	Allete, Inc.	19,082,506
	Electrical Equipment - 1.06%
252,600	Generac Holdings, Inc. (a)	9,126,438
	Electronic Equipment, Instruments & Components - 1.31%
666,800	Knowles Corp. (a)	11,282,256
	Energy Equipment & Services - 0.74%
256,800	Basic Energy Services, Inc. (a)	6,394,320
	Gas Utilities - 1.23%
309,000	South Jersey Industries, Inc.	10,558,530
	Health Care Equipment & Supplies - 1.44%
11,700	Invacare Corp.	154,440
445,667	Wright Medical Group N.V. (a)	12,251,386
		12,405,826

	Health Care Providers & Services - 2.10%
829,300	The Ensign Group, Inc.	18,053,861
	Hotels, Restaurants & Leisure - 5.30%
522,300	Bloomin' Brands, Inc.	11,088,429
1,555,731	Denny's Corp. (a)	18,310,954
79,900	Vail Resorts, Inc.	16,206,117
		45,605,500
	Household Durables - 1.57%
1,027,578	TRI Pointe Group, Inc. (a)	13,553,754
	IT Services - 1.21%
99,500	WEX, Inc. (a)	10,374,865
	Leisure Products - 1.13%
433,014	Vista Outdoor, Inc. (a)	9,747,145
	Machinery - 8.14%
301,868	ESCO Technologies, Inc.	18,006,426
414,200	ITT, Inc.	16,642,556
234,736	John Bean Technologies Corp.	23,004,128
660,100	Welbilt, Inc. (a)	12,442,885
		70,095,995
	Media - 3.82%
851,756	Media General, Inc. (a)	1,703,512
395,484	Nexstar Media Group, Inc.	23,649,943
525,554	Time, Inc.	7,541,700
		32,895,155
	Metals & Mining - 3.48%
739,200	Commercial Metals Co.	14,362,656
176,025	Kaiser Aluminum Corp.	15,581,733
		29,944,389
	Multi-Utilities - 2.30%
293,500	Black Hills Corp.	19,802,445
	Oil, Gas & Consumable Fuels - 3.53%
331,800	Delek US Holdings, Inc.	8,772,792
419,400	Parsley Energy, Inc. (a)	11,638,350
1,478,323	SRC Energy, Inc. (a)	9,949,114
		30,360,256
	Paper & Forest Products - 1.03%
428,774	Kapstone Paper & Packaging Corp.	8,845,608
	Real Estate Investment Trusts (REITs) - 10.50%
834,400	CareTrust REIT, Inc.	15,469,776
1,095,540	OUTFRONT Media, Inc.	25,328,885
279,874	Ryman Hospitality Properties, Inc.	17,914,735
635,334	Sabra Health Care REIT, Inc.	15,311,549
196,500	Seritage Growth Properties	8,243,175
342,872	Urban Edge Properties	8,136,353
		90,404,473
	Real Estate Management & Development - 2.25%
1,014,786	Kennedy-Wilson Holdings, Inc.	19,331,673
	Semiconductors & Semiconductor Equipment - 1.94%
513,800	Versum Materials, Inc.	16,698,500
	Software - 1.60%
338,619	Verint Systems, Inc. (a)	13,781,793
	Specialty Retail - 1.29%
252,566	Penske Automotive Group, Inc.	11,090,173

	Thrifts & Mortgage Finance - 7.39%
221,100	Iberiabank Corp.	18,019,650
1,213,000	Kearny Financial Corp.	18,013,050
395,500	OceanFirst Financial Corp.	10,725,960
662,693	Provident Financial Services, Inc.	16,819,148
		63,577,808
	Total Common Stocks (Cost $640,631,559)	$836,875,635

	SHORT TERM INVESTMENTS - 2.80%
	Money Market Funds - 2.80%
24,057,662	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.82% (b)	$24,057,662
	Total Short Term Investments (Cost $24,057,662)	$24,057,662

	Total Investments (Cost $664,689,221) - 100.04%	$860,933,297
	Liabilities in Excess of Other Assets - (0.04)%	(363,565)
	TOTAL NET ASSETS - 100.00%	$860,569,732

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.57%
	Automobiles - 2.23%
62,050	Winnebago Industries, Inc.	$2,171,750
	Banks - 4.85%
19,800	CenterState Banks, Inc.	492,228
106,829	FNB Corp.	1,512,699
41,700	Guaranty Bancorp	1,134,240
58,528	State Bank Financial Corp.	1,587,279
		4,726,446
	Capital Markets - 4.87%
108,010	Silvercrest Asset Management Group, Inc.	1,452,735
65,490	Solar Cap Ltd.	1,432,266
105,340	Virtu Financial, Inc.	1,859,251
		4,744,252
	Chemicals - 1.08%
22,680	Hawkins, Inc.	1,051,218
	Commercial Banks - 11.26%
69,310	BancorpSouth, Inc.	2,113,955
42,510	Columbia Banking System, Inc.	1,694,024
35,730	Glacier Bancorp, Inc.	1,308,075
55,970	Hanmi Financial Corp.	1,592,347
38,306	LegacyTexas Financial Group, Inc.	1,460,608
22,100	Union Bankshares Corp.	749,190
26,710	Wintrust Financial Corp.	2,041,712
		10,959,911
	Commercial Services & Supplies - 3.54%
151,442	CECO Environmental Corp.	1,390,237
69,470	Covanta Holding Corp.	917,004
16,490	Deluxe Corp.	1,141,438
		3,448,679
	Communications Equipment - 1.31%
24,300	Plantronics, Inc.	1,271,133
	Computer & Peripherals - 1.75%
60,930	Diebold Nixdorf, Inc.	1,706,040
	Construction & Engineering - 3.27%
104,750	KBR, Inc.	1,594,295
63,860	Primoris Services Corp.	1,592,668
		3,186,963
	Diversified Consumer Services - 0.48%
17,367	Carriage Services, Inc.	468,214
	Electric Utilities - 2.40%
19,325	Allete, Inc.	1,385,216
18,410	El Paso Electric Co.	951,797
		2,337,013
	Electrical Equipment - 2.35%
19,731	AZZ, Inc.	1,100,990
14,530	Regal Beloit Corp.	1,184,921
		2,285,911

	Electronic Equipment, Instruments & Components - 3.81%
88,365	AVX Corp.	1,443,884
95,130	Daktronics, Inc.	916,102
27,490	Dolby Laboratories, Inc.	1,345,910
		3,705,896
	Energy Equipment & Services - 1.16%
55,710	Patterson-UTI Energy, Inc.	1,124,785
	Food Products - 0.96%
8,050	Sanderson Farms, Inc.	930,983
	Gas Utilities - 1.11%
31,710	South Jersey Industries, Inc.	1,083,531
	Health Care Providers & Services - 5.43%
46,010	Aceto Corp.	710,855
8,925	Chemed Corp.	1,825,430
22,300	Owens & Minor, Inc.	717,837
93,440	The Ensign Group, Inc.	2,034,189
		5,288,311
	Hotels, Restaurants & Leisure - 2.09%
17,290	Marriott Vacations Worldwide Corp.	2,035,898
	Household Durables - 1.58%
21,671	Nacco Industries, Inc.	1,535,390
	Independent Power and Renewable Electricity Producers - 1.35%
61,540	Atlantica Yield PLC	1,314,494
	Insurance - 1.78%
28,144	FBL Financial Group, Inc.	1,730,856
	Internet & Direct Marketing Retail - 1.35%
41,210	HSN, Inc.	1,314,599
	Machinery - 0.88%
8,730	John Bean Technologies Corp.	855,540
	Media - 2.65%
26,320	Nexstar Media Group, Inc.	1,573,936
69,980	Time, Inc.	1,004,213
		2,578,149
	Metals & Mining - 1.55%
77,760	Commercial Metals Co.	1,510,877
	Multi-Utilities - 1.41%
20,400	Black Hills Corp.	1,376,388
	Oil, Gas & Consumable Fuels - 3.72%
114,730	Alon USA Energy, Inc.	1,528,204
38,230	SemGroup Corp.	1,032,210
27,490	World Fuel Services Corp.	1,056,990
		3,617,404
	Paper & Forest Products - 1.48%
125,690	Mercer International, Inc.	1,445,435
	Real Estate Investment Trusts (REITs) - 12.79%
95,133	CareTrust REIT, Inc.	1,763,766
106,510	City Office REIT, Inc.	1,352,677
28,390	CorEnergy Infrastructure Trust. Inc.	953,620
50,092	Gramercy Property Trust	1,488,233
41,925	National Storage Affiliates	968,887
68,560	OUTFRONT Media, Inc.	1,585,107
16,190	Potlatch Corp.	739,883
17,570	Ryman Hospitality Properties, Inc.	1,124,656
61,845	Sabra Health Care REIT, Inc.	1,490,464
35,900	STAG Industrial, Inc.	990,840
		12,458,133

	Semiconductors & Semiconductor Equipment - 2.80%
141,180	Cypress Semiconductor Corp.	1,927,107
48,661	IXYS Corp. (a)	800,474
		2,727,581
	Textiles, Apparel & Luxury Goods - 0.94%
28,300	Culp, Inc.	919,750
	Thrifts & Mortgage Finance - 7.30%
49,280	Berkshire Hills Bancorp, Inc.	1,732,192
20,020	Iberiabank Corp.	1,631,630
49,960	OceanFirst Financial Corp.	1,354,915
53,510	Oritani Financial Corp.	912,346
58,030	Provident Financial Services, Inc.	1,472,801
		7,103,884
	Transportation Infrastructure - 1.17%
14,530	Macquarie Infrastructure Company LLC	1,139,152
	Water Utilities - 0.87%
23,125	California Water Service Group	851,000
	Total Common Stocks (Cost $71,283,326)	$95,005,566

	SHORT TERM INVESTMENTS - 2.47%
	Money Market Funds - 2.47%
2,400,324	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.82% (b)	$2,400,324
	Total Short Term Investments (Cost $2,400,324)	$2,400,324

	Total Investments (Cost $73,683,650) - 100.04%	$97,405,890
	Liabilities in Excess of Other Assets - (0.04)%	(35,580)
	TOTAL NET ASSETS - 100.00%	$97,370,310

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.63%
	Aerospace & Defense - 2.26%
30,150	Orbital ATK, Inc.	$2,965,554.00
	Auto Components - 1.33%
20,000	Delphi Automotive PLC	1,753,000
	Banks - 1.59%
147,800	FNB Corp.	2,092,848
	Building Products - 1.87%
43,720	A.O. Smith Corp.	2,462,748
	Capital Markets - 1.75%
154,546	OM Asset Management PLC	2,296,554
	Chemicals - 4.27%
30,400	Ashland Global Holdings, Inc.	2,003,664
89,320	Huntsman Corp.	2,308,029
54,756	Valvoline, Inc.	1,298,808
		5,610,501
	Commercial Banks - 9.16%
38,640	BOK Financial Corp.	3,250,783
117,620	Hanmi Financial Corp.	3,346,289
43,730	Synovus Financial Corp.	1,934,615
46,940	UMB Financial Corp.	3,513,929
		12,045,616
	Commercial Services & Supplies - 1.43%
59,040	Copart, Inc. (a)	1,876,882
	Communications Equipment - 1.65%
295,680	Mitel Networks Corp. (a)	2,173,248
	Diversified Consumer Services - 1.45%
70,630	Carriage Services, Inc.	1,904,185
	Diversified Financial Services - 7.15%
91,830	Air Lease Corp.	3,430,769
50,110	Fidelity National Financial, Inc.	2,246,431
100,990	Voya Financial, Inc.	3,725,521
		9,402,721
	Electrical Equipment - 1.41%
51,380	Generac Holdings, Inc. (a)	1,856,359
	Electronic Equipment, Instruments & Components - 1.93%
149,770	Knowles Corp. (a)	2,534,108
	Energy Equipment & Services - 0.98%
63,590	Patterson-UTI Energy, Inc.	1,283,882
	Food Products - 1.29%
38,630	Lamb Weston Holdings, Inc.	1,701,265
	Health Care Equipment & Supplies - 1.50%
71,610	Wright Medical Group N.V. (a)	1,968,559
	Health Care Providers & Services - 1.51%
12,900	Laboratory Corporation of America Holdings (a)	1,988,406
	Home Furnishings - 1.47%
29,520	Fortune Brands Home & Security, Inc.	1,925,885
	Hotels, Restaurants & Leisure - 4.23%
190,850	Del Taco Restaurants, Inc. (a)	2,624,187
113,700	Denny's Corp. (a)	1,338,249
13,620	Marriott Vacations Worldwide Corp.	1,603,755
		5,566,191
	Household Durables - 1.26%
125,410	TRI Pointe Group, Inc. (a)	1,654,158
	Household Products - 1.83%
19,270	Spectrum Brands Holdings, Inc.	2,409,521
	IT Services - 4.48%
17,020	Broadridge Financial Solutions, Inc.	1,286,031
89,980	CSRA, Inc.	2,856,865
16,730	WEX, Inc. (a)	1,744,437
		5,887,333
	Machinery - 6.89%
43,057	ESCO Technologies, Inc.	2,568,350
68,730	ITT, Inc.	2,761,571
37,970	John Bean Technologies Corp.	3,721,060
		9,050,981
	Media - 0.99%
32,020	Tribune Co.	1,305,455
	Metals & Mining - 2.80%
109,900	Commercial Metals Co.	2,135,357
17,380	Kaiser Aluminum Corp.	1,538,478
		3,673,835

	Multi-Utilities - 4.43%
95,680	MDU Resources Group, Inc.	2,506,816
192,190	NRG Energy, Inc.	3,309,512
		5,816,328
	Oil, Gas & Consumable Fuels - 4.05%
48,810	Energen Corp. (a)	2,409,750
65,290	Parsley Energy, Inc. (a)	1,811,798
66,780	SM Energy Co.	1,103,873
		5,325,421
	Real Estate Investment Trusts (REITs) - 10.93%
117,530	CareTrust REIT, Inc.	2,179,006
71,320	Equity Commonwealth (a)	2,253,712
54,235	Gaming & Leisure Properties, Inc.	2,043,032
55,183	Iron Mountain, Inc.	1,896,088
29,550	Lamar Advertising Co.	2,173,994
29,520	Ryman Hospitality Properties, Inc.	1,889,575
80,360	Sabra Health Care REIT, Inc.	1,936,676
		14,372,083
	Real Estate Management & Development - 2.05%
21,910	The Howard Hughes Corp. (a)	2,691,424
	Road & Rail - 2.03%
37,010	Ryder System, Inc.	2,663,980
	Software - 2.49%
25,690	CDK Global, Inc.	1,594,321
41,190	Verint Systems, Inc. (a)	1,676,433
		3,270,754
	Specialty Retail - 1.51%
45,070	Penske Automotive Group, Inc.	1,979,024
	Textiles, Apparel & Luxury Goods - 1.68%
19,270	PVH Corp.	2,206,415
	Trading Companies & Distributors - 0.76%
21,400	AerCap Holdings NV (a)	993,602
	Water Utilities - 1.22%
20,640	American Water Works Company, Inc.	1,608,888
	Total Common Stocks (Cost $85,323,187)	$128,317,714

	SHORT TERM INVESTMENTS - 2.43%
	Money Market Funds - 2.43%
3,192,859	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.82% (b)	$3,192,859
	Total Short Term Investments (Cost $3,192,859)	$3,192,859

	Total Investments (Cost $88,516,046) - 100.06%	$131,510,573
	Liabilities in Excess of Other Assets - (0.06)%	$(74,802)
	TOTAL NET ASSETS - 100.00%	$131,435,771

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.66%
	Aerospace & Defense - 0.52%
12,100	BWX Technologies, Inc.	$589,875
	Auto Components - 1.31%
13,525	Autoliv, Inc.	1,485,045
	Banks - 0.51%
40,700	FNB Corp.	576,312
	Capital Markets - 2.36%
12,075	Ameriprise Financial, Inc.	1,537,027
40,240	Federated Investors, Inc.	1,136,780
		2,673,807
	Chemicals - 4.70%
31,755	FMC Corp.	2,319,702
59,820	Huntsman Corp.	1,545,749
26,725	RPM International, Inc.	1,457,849
		5,323,300
	Commercial Banks - 8.14%
57,825	Associated Banc-Corp.	1,457,190
28,074	BOK Financial Corp.	2,361,866
34,250	Comerica, Inc.	2,508,469
15,050	UMB Financial Corp.	1,126,643
96,200	Umpqua Holdings Corp.	1,766,232
		9,220,400
	Commercial Services & Supplies - 2.27%
16,100	Dun & Bradstreet Corp.	1,741,215
28,870	Ritchie Bros. Auctioneers, Inc.	829,724
		2,570,939
	Communications Equipment - 0.98%
10,195	Harris Corp.	1,112,071
	Construction Materials - 2.09%
18,725	Vulcan Materials Co.	2,372,083
	Consumer Finance - 1.54%
28,005	Discover Financial Services	1,741,631
	Containers & Packaging - 0.50%
9,975	WestRock Co.	565,184
	Diversified Financial Services - 4.62%
63,100	Air Lease Corp.	2,357,416
17,187	CIT Group, Inc.	837,007
55,300	Voya Financial, Inc.	2,040,017
		5,234,440
	Electric Utilities - 1.49%
43,525	PPL Corp.	1,682,677
	Electronic Equipment, Instruments & Components - 1.44%
33,370	Dolby Laboratories, Inc.	1,633,795
	Energy Equipment & Services - 0.91%
51,200	Patterson-UTI Energy, Inc.	1,033,728

	Food Products - 2.37%
42,525	Conagra Brands, Inc.	1,520,694
26,441	Lamb Weston Holdings, Inc.	1,164,462
		2,685,156
	Gas Utilities - 2.36%
26,650	National Fuel Gas Co.	1,488,136
24,500	UGI Corp.	1,186,045
		2,674,181
	Health Care Equipment & Supplies - 0.74%
10,300	STERIS PLC	839,450
	Health Care Providers & Services - 3.02%
14,000	AmerisourceBergen Corp.	1,323,420
12,475	CIGNA Corp.	2,088,190
		3,411,610
	Hotels, Restaurants & Leisure - 2.38%
28,700	Extended Stay America, Inc.	555,632
21,300	Wyndham Worldwide Corp.	2,138,734
		2,694,366
	Household Durables - 1.15%
36,900	CalAtlantic Group, Inc.	1,304,415
	Insurance - 4.54%
22,500	Arthur J. Gallagher & Co.	1,288,125
38,890	Lincoln National Corp.	2,628,185
9,525	Reinsurance Group of America, Inc.	1,222,915
		5,139,225
	IT Services - 7.04%
3,750	Broadridge Financial Solutions, Inc.	283,350
62,340	CSRA, Inc.	1,979,295
28,620	DXC Technology Co.	2,195,726
17,675	Fidelity National Information Services, Inc.	1,509,445
34,505	Total System Services, Inc.	2,009,916
		7,977,732
	Leisure Equipment & Products - 0.56%
10,200	Brunswick Corp.	639,846
	Life Sciences Tools & Services - 0.96%
18,410	Agilent Technologies, Inc.	1,091,897
	Machinery - 4.51%
40,870	ITT, Inc.	1,642,157
28,800	Oshkosh Corp.	1,983,744
9,400	Snap-On, Inc.	1,485,200
		5,111,101
	Media - 2.34%
27,025	Scripps Networks Interactive, Inc.	1,846,077
55,555	TEGNA, Inc.	800,548
		2,646,625
	Multi-Utilities - 6.31%
27,200	Black Hills Corp.	1,835,184
64,775	MDU Resources Group, Inc.	1,697,105
119,600	NRG Energy, Inc.	2,059,511
44,550	OGE Energy Corp.	1,549,895
		7,141,695

	Oil, Gas & Consumable Fuels - 6.84%
71,500	Cabot Oil & Gas Corp.	1,793,220
31,800	Delek US Holdings, Inc.	840,792
16,985	Energen Corp. (a)	838,549
21,725	EQT Corp.	1,272,868
65,175	HollyFrontier Corp.	1,790,357
73,300	SM Energy Co.	1,211,649
		7,747,435
	Real Estate Investment Trusts (REITs) - 11.16%
64,525	Brixmor Property Group, Inc.	1,153,707
96,375	DDR Corp.	874,121
20,950	EPR Properties	1,505,677
14,100	Equity Lifestyle Properties, Inc.	1,217,394
54,600	Healthcare Trust of America, Inc.	1,698,606
64,940	Iron Mountain, Inc.	2,231,338
26,605	Lamar Advertising Co.	1,957,330
59,000	Sabra Health Care REIT, Inc.	1,421,900
78,190	Spirit Realty Capital, Inc.	579,388
		12,639,461
	Road & Rail - 1.58%
24,830	Ryder System, Inc.	1,787,263
	Specialty Retail - 1.91%
66,425	American Eagle Outfitters	800,421
27,600	Foot Locker, Inc.	1,360,128
		2,160,549
	Transportation Infrastructure - 1.48%
21,345	Macquarie Infrastructure Company LLC	1,673,448
	Water Utilities - 1.03%
14,930	American Water Works Company, Inc.	1,163,794
	Total Common Stocks (Cost $85,321,639)	$108,344,536

	SHORT TERM INVESTMENTS - 4.27%
	Money Market Funds - 4.27%
4,834,802	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.82% (b)	$4,834,802
	Total Short Term Investments (Cost $4,834,802)	$4,834,802

	Total Investments (Cost $90,156,441) - 99.93%	$113,179,338
	Other Assets in Excess of Liabilities - 0.07%	79,522
	TOTAL NET ASSETS - 100.00%	$113,258,860

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.76%
	Auto Components - 4.06%
22,450	Visteon Corp. (a)	$2,291,247.00
	Banks - 6.31%
45,110	Bank of America Corp.	1,094,368
18,570	Citigroup, Inc.	1,241,962
50,458	Opus Bank	1,221,084
		3,557,414
	Beverages - 2.70%
17,620	Molson Coors Brewing Co.	1,521,311
	Biotechnology - 3.48%
11,883	Shire PLC - ADR	1,963,903
	Building Products - 1.99%
25,955	Johnson Controls International PLC	1,125,409
	Commercial Banks - 6.59%
8,470	BOK Financial Corp.	712,581
34,830	Hanmi Financial Corp.	990,913
38,570	Hilltop Holdings, Inc.	1,010,920
13,410	UMB Financial Corp.	1,003,873
		3,718,287
	Consumer Finance - 2.07%
18,770	Discover Financial Services	1,167,306
	Diversified Financial Services - 7.32%
55,550	Air Lease Corp.	2,075,348
55,750	Voya Financial, Inc.	2,056,617
		4,131,965
	Electrical Equipment - 1.54%
24,020	Generac Holdings, Inc. (a)	867,843
	Energy Equipment & Services - 2.88%
80,440	Patterson-UTI Energy, Inc.	1,624,084
	Food Products - 3.28%
42,900	Mondelez International, Inc.	1,852,851
	Health Care Equipment & Supplies - 6.58%
43,530	Abbott Laboratories	2,115,993
58,004	Wright Medical Group N.V. (a)	1,594,530
		3,710,523
	Health Care Providers & Services - 2.24%
13,380	AmerisourceBergen Corp.	1,264,811
	Hotels, Restaurants & Leisure - 1.67%
68,654	Del Taco Restaurants, Inc. (a)	943,992
	Household Products - 0.93%
4,200	Spectrum Brands Holdings, Inc.	525,168
	Insurance - 2.89%
32,810	Athene Holding Ltd. (a)	1,627,704
	IT Services - 2.28%
15,030	Fidelity National Information Services, Inc.	1,283,562

	Machinery - 2.04%
28,600	ITT, Inc.	1,149,148
	Media - 1.25%
11,770	Nexstar Media Group, Inc.	703,846
	Metals & Mining - 2.02%
12,860	Kaiser Aluminum Corp.	1,138,367
	Multi-Utilities - 3.99%
130,690	NRG Energy, Inc.	2,250,482
	Oil, Gas & Consumable Fuels - 7.69%
34,200	Delek US Holdings, Inc.	904,248
21,090	EOG Resources, Inc.	1,909,067
54,970	Parsley Energy, Inc. (a)	1,525,417
		4,338,732
	Pharmaceuticals - 2.57%
23,249	Zoetis, Inc.	1,450,273
	Real Estate Investment Trusts (REITs) - 5.94%
55,790	Equity Commonwealth (a)	1,762,964
37,800	Seritage Growth Properties	1,585,710
		3,348,674
	Real Estate Management & Development - 6.69%
83,650	Kennedy-Wilson Holdings, Inc.	1,593,533
17,730	The Howard Hughes Corp. (a)	2,177,953
		3,771,486
	Semiconductors & Semiconductor Equipment - 5.76%
48,380	Intel Corp.	1,632,341
49,780	Versum Materials, Inc.	1,617,850
		3,250,191
	Total Common Stocks (Cost $45,995,155)	$54,578,579

	SHORT TERM INVESTMENTS - 2.38%
	Money Market Funds - 2.38%
1,339,287	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.82% (b)	$1,339,287
	Total Short Term Investments (Cost $1,339,287)	$1,339,287

	Total Investments (Cost $47,334,442) - 99.14%	$55,917,866
	Other Assets in Excess of Liabilities - 0.86%	487,487
	TOTAL NET ASSETS - 100.00%	$56,405,353

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2017 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers. This activity is subject to an agreement where U.S. Bank, N.A. acts as the Funds’ agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to U.S. Bank N.A. Lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked-to-market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be on loan, the Funds or the borrower may request that a security on loan be returned at any time. If the Funds’ request that a specific security be returned, and the borrower fails to return such security, the Funds will be able to retain the borrower’s collateral.

As of June 30, 2017, KSCVF, KSDVF, KSMVF, KMDVF and KACVF did not have any securities on loan.

2)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$835,172,123	$-	$1,703,512	**	$836,875,635
Short Term Investments	24,057,662	-	-		24,057,662

Total Investments in Securities	$859,229,785	$-	$1,703,512		$860,933,297

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$95,005,566	$-	$-		$95,005,566
Short Term Investments	2,400,324	-	-		2,400,324

Total Investments in Securities	$97,405,890	$-	$-		$97,405,890

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$128,317,714	$-	$-		$128,317,714
Short Term Investments	3,192,859	-	-		3,192,859

Total Investments in Securities	$131,510,573	$-	$-		$131,510,573

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$108,344,536	$-	$-		$108,344,536
Short-Term Investments	4,834,802	-	-		4,834,802

Total Investments in Securities	$113,179,338	$-	$-		$113,179,338

Keeley All Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$54,578,579	$-	$-		$54,578,579
Short-Term Investments	1,339,287	-	-		1,339,287

Total Investments in Securities	$55,917,866	$-	$-		$55,917,866

*See the Schedule of Investments for the investments detailed by industry classification.
**Media General, Inc. – Included in KSCVF’s Media industry classification in the Schedule of Investments.

There were no transfers between Levels 1 and 2 for Keeley Funds, Inc. at the end of the period June 30, 2017 for the Funds. Transfers between levels are identified at the end of the reporting period.

Below is the roll forward which details the activity of securities in level 3 during the period ended June 30, 2017:

Keeley Small Cap
Value Fund
Beginning Balance - September 30, 2016	$-
Purchases	384,512
Sales proceeds	0
Transfers into level 3	0
Transfers out of level 3	0
Realized gains/(losses), net	0
Change unrealized gains/losses, net	$1,319,000
Ending Balance - June 30, 2017	$1,703,512

3)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund

Cost of Investments	$664,689,221	$73,683,650	$88,516,046	$90,156,441	$47,334,442
Gross unrealized appreciation on investments	226,190,808	25,987,073	45,229,293	25,972,088	10,016,961
Gross unrealized depreciation on investments	(29,946,732)	(2,264,833)	(2,234,766)	(2,949,191)	(1,433,537)
Net unrealized appreciation / (depreciation)	$196,244,076	$23,722,240	$42,994,527	$23,022,897	$8,583,424

1Because tax adjustments are calculated annually at the end of the Funds fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Keeley Funds, Inc.

By (Signature and Title)  /s/ Kevin Keeley
                                            Kevin Keeley, Principal Executive Officer

Date  August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
                                              Kevin Keeley, Principal Executive Officer

Date  August 22, 2017

By (Signature and Title)* /s/ Robert Kurinsky
                                              Robert Kurinsky, Principal Financial Officer

Date  August 22, 2017

* Print the name and title of each signing officer under his or her signature.